ACCOUNTING POLICIES AND GOING CONCERN (Details) - USD ($) $ in Millions	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
ACCOUNTING POLICIES AND GOING CONCERN
Available liquidity	$ 389.8
Cash and cash equivalents incl. restricted cash	270.7	$ 269.0	$ 410.7	$ 323.8	$ 238.5
Restricted cash	30.4	$ 29.9	$ 29.8	3.3	14.5
Borrowings	$ 1,088.0			$ 966.9	$ 995.5
Net debt loan-to-value ratio	27.10%
Interest-bearing debt
ACCOUNTING POLICIES AND GOING CONCERN
Borrowings	$ 825.1